Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue
Charter revenue	$ 35,884,659	$ 58,138,104	$ 59,530,645
Commissions (including related party of $750,533, $708,153 and $437,817 in 2013, 2014 and 2015, respectively)	(2,168,704)	(3,374,426)	(3,273,889)
Net Revenue	33,715,955	54,763,678	56,256,756
Expenses / (Income)
Voyage expenses, net	7,562,879	14,744,648	6,668,998
Vessels operating expenses (including related party of $797,143, $1,282,699 and $1,203,487 in 2013, 2014 and 2015, respectively)	21,245,142	22,666,036	20,758,513
Dry-docking expenses (including related party of $109,248, $123,840 and $71,057 in 2013, 2014 and 2015, respectively)	1,378,210	2,193,110	1,698,217
Management fees - related party	4,840,491	6,266,270	5,874,416
Depreciation	16,913,785	18,357,377	16,986,584
General and administrative expenses (including related party of $7,670,556, $5,775,899 and $3,276,739 in 2013, 2014 and 2015, respectively)	5,971,644	8,707,819	10,764,001
Loss related to vessels held for sale (including related party of $0, $0 and $775,050 in 2013, 2014 and 2015, respectively)	116,788,543	0	0
Impairment loss	96,643,651	15,695,282	0
Bad debt provisions	1,017	130,720	0
(Gain) / loss from sale of assets (including related party of $0, $745,000 and $87,079 in 2013, 2014 and 2015, respectively)	26,660,515	(402,805)	0
Gain from vessel early redelivery	0	0	(2,267,818)
Loss from contract cancellation (including related party of $444,421, $0 and $0 in 2013, 2014 and 2015, respectively)	0	0	568,658
(Gain) / loss from marketable securities, net	134,529	25,529	(1,202,094)
Other (income) / loss	238,419	210,709	(638,374)
Operating Loss	(264,662,870)	(33,831,017)	(2,954,345)
Other Income / (Expenses)
Interest and finance costs	(9,818,079)	(9,324,395)	(7,440,190)
Loss on derivatives, net	(213,007)	(387,740)	(95,288)
Interest income (including related party of $504,326, $0 and $0 in 2013, 2014 and 2015, respectively)	4,497	20,940	531,028
Equity in net income of affiliate	173,002	471,079	1,652,339
Gain from debt extinguishment	5,921,524	0	0
Loss on investment in affiliate	(206,835)	(8,840,343)	(8,620,372)
Foreign currency (loss) / gain	94,446	95,295	(26,204)
Total Other Expenses, net	(4,044,452)	(17,965,164)	(13,998,687)
Net Loss	(268,707,322)	(51,796,181)	(16,953,032)
Other Comprehensive Income / (Loss)
Unrealized gain on cash flow hedges	0	131,238	131,112
Transfer of realized loss on cash flow hedges to "Interest and finance costs"	0	98,656	312,069
Equity in other comprehensive income of affiliate	0	16,139	77,165
Transfer of equity in other comprehensive loss of affiliate to "Loss on investment in affiliate"	13,779	0	0
Unrealized (loss) / gain on change in fair value of marketable securities	2,678	(162,737)	(2,064,265)
Transfer of loss on change in fair value of marketable securities to "(Gain) / loss from marketable securities, net"	134,529	25,529	1,911,212
Total Other Comprehensive Income	150,986	108,825	367,293
Comprehensive Loss	$ (268,556,336)	$ (51,687,356)	$ (16,585,739)
Loss per Class A common share, basic and diluted	$ (409.93)	$ (82.84)	$ (49.78)
Weighted average number of Class A common shares, basic and diluted	644,260	613,844	332,609